SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by (used in) operating activities	$ 2,905,000,000		$ 2,161,000,000		$ 1,784,000,000
Expenditures for property, plant and equipment	(3,156,000,000)		(3,123,000,000)		(2,572,000,000)
Purchase of trust assets	1,000,000		35,000,000		(12,000,000)
Decrease (increase) in loans to affiliates, net	74,000,000		18,000,000		0
Net cash provided by (used in) investing activities	(2,885,000,000)		(3,342,000,000)		(1,689,000,000)
Common dividends paid	(628,000,000)		(598,000,000)		(606,000,000)
Issuances of common stock	52,000,000		56,000,000		62,000,000
Repurchases of common stock	(74,000,000)		(38,000,000)		(45,000,000)
Payments on long-term debt	(1,854,000,000)		(2,034,000,000)		(1,788,000,000)
Excess Tax Benefit From Share Based Compensation Financing Activities	52,000,000		0		0
Other cash flows from financing activities	(17,000,000)		(37,000,000)		(40,000,000)
Net cash provided by (used in) financing activities	(173,000,000)		854,000,000		338,000,000
Increase (decrease) in cash and cash equivalents	(167,000,000)		(334,000,000)		429,000,000
Cash and cash equivalents, beginning of period	570,000,000	[1]	904,000,000		475,000,000
Cash and cash equivalents, end of period	403,000,000		570,000,000	[1]	904,000,000
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Financing of build-to-suit property	61,000,000		61,000,000		14,000,000
Common Stock Issued Employee Stock Trust	55,000,000		42,000,000		0
Dividends declared but not paid	180,000,000		166,000,000		157,000,000
Parent Company [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by (used in) operating activities	(255,000,000)		(260,000,000)		(131,000,000)
Dividends received from subsidiaries	350,000,000		300,000,000		50,000,000
Expenditures for property, plant and equipment	(43,000,000)		(15,000,000)		(1,000,000)
Purchase of trust assets	(5,000,000)		(4,000,000)		(5,000,000)
Proceeds from sales by trust	0		0		10,000,000
Capital contribution to subsidiaries	0		0		(6,000,000)
Decrease (increase) in loans to affiliates, net	(457,000,000)		627,000,000		962,000,000
Net cash provided by (used in) investing activities	(155,000,000)		908,000,000		1,010,000,000
Common dividends paid	(628,000,000)		(598,000,000)		(606,000,000)
Issuances of common stock	52,000,000		56,000,000		62,000,000
Repurchases of common stock	(74,000,000)		(38,000,000)		(45,000,000)
Issuances of long-term debt	1,248,000,000		499,000,000		498,000,000
Payments on long-term debt	0		(800,000,000)		(650,000,000)
Increase (decrease) in loans from affiliates, net	(230,000,000)		234,000,000		(147,000,000)
Excess Tax Benefit From Share Based Compensation Financing Activities	52,000,000		0		0
Other cash flows from financing activities	(9,000,000)		(4,000,000)		(3,000,000)
Net cash provided by (used in) financing activities	411,000,000		(651,000,000)		(891,000,000)
Increase (decrease) in cash and cash equivalents	1,000,000		(3,000,000)		(12,000,000)
Cash and cash equivalents, beginning of period	3,000,000	[2]	6,000,000		18,000,000
Cash and cash equivalents, end of period	4,000,000		3,000,000	[2]	6,000,000
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Financing of build-to-suit property	61,000,000		61,000,000		14,000,000
Common Stock Issued Employee Stock Trust	55,000,000		42,000,000		0
Dividends declared but not paid	$ 174,000,000		$ 163,000,000		$ 154,000,000

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.